Commitments and Contingencies (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2017	Dec. 31, 2016
LendingClub Corp [Member]
Schedule of Future Minimum Lease Payments

The Company’s future minimum payments under non-cancelable operating leases in excess of one year and anticipated sublease income as of March 31, 2017, were as follows:

	Operating Leases	Subleases	Net
2017	$11,500	$258	$11,242
2018	16,065	310	15,755
2019	15,633	39	15,594
2020	16,534	—	16,534
2021	16,790	—	16,790
Thereafter	41,223	—	41,223
Total	$117,745	$607	$117,138

The Company’s future minimum payments under non-cancelable operating leases in excess of one year as of December 31, 2016 were as follows:

Years Ended December 31,
2017	$15,092
2018	16,053
2019	15,621
2020	16,523
2021	16,778
Thereafter	40,423
Total	$120,490